INCOME TAXES (Details 5) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	$ 4,858
ISRAEL
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	508
AUSTRALIA
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	2,255
UK
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	1,374
POLAND
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	449
Other
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes paid, net of amounts refunded	$ 272